Impairment of long-lived assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Impairment of long-lived assets [Abstract]
Impairment loss	$ 0	$ 0
Assets or Cash-Generating Units [Member]
Impairment of long-lived assets [Abstract]
Projection period, calculation of recoverable amounts	five-year
Growth rate	2.30%	2.50%
Discount rate	11.21%	10.85%
Impairment loss	$ 0	$ 0